Employee Benefit Plans (Unfunded) (Details) - Schedule of Components of Actuarial Gain - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Components of Actuarial Gain [Abstract]
Actuarial gain due to demographic assumption changes in defined benefit obligation	$ (3,178)	$ (6,724)	$ (2,430)	$ (9,619)	$ (11,440)	$ (7,588)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	5,847	1,651	312	(6,106)	(7,033)	12,920
Actuarial gain due to experience on defined benefit obligation	15,320	(6,024)	63,712	(23,522)	(26,900)	(56,696)
Total	$ 17,989	$ (11,097)	$ 61,594	$ (39,247)	$ (45,373)	$ (51,364)